UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments	FMC Select Fund

July 31, 2015	(Unaudited)

	Shares	Value (000)
Common Stock (97.2%)
Banks (7.8%)
US Bancorp	237,000	$10,715
Wells Fargo	241,000	13,946

		24,661

Basic Industry (12.5%)
Danaher	150,000	13,734
Honeywell International	145,000	15,233
United Technologies	104,000	10,432

		39,399

Beverages (4.3%)
Anheuser-Busch InBev ADR	115,000	13,748

Energy (1.9%)
Range Resources	151,000	5,940

Food (3.6%)
Nestle ADR	150,000	11,340

Health Care (10.0%)
Allergan PLC*	35,000	11,590
Johnson & Johnson	86,100	8,628
Perrigo	60,000	11,532

		31,750

Insurance (4.2%)
American International Group	205,000	13,145

Media (3.2%)
Viacom, Cl B	180,000	10,260

Miscellaneous (12.2%)
Berkshire Hathaway, Cl B*	81,550	11,640
Brookfield Asset Management, Cl A	427,500	14,890
Onex	210,150	12,050

		38,580

Miscellaneous Consumer (9.0%)
Jarden*	232,500	12,788
Reckitt Benckiser Group(1)	165,000	15,833

		28,621

Retail (10.7%)
Autozone*	19,700	13,809
CVS Caremark	177,000	19,907

		33,716

Schedule of Investments	FMC Select Fund

July 31, 2015	(Unaudited)

	Shares	Value (000)
Services (9.9%)
Aramark	354,000	$11,264
H&R Block	300,000	9,987
Service International	335,000	10,221

		31,472

Technology (7.9%)
Apple	133,980	16,252
Oracle	215,000	8,587

		24,839

Total Common Stock
(Cost $164,884)		307,471

Short-Term Investment (2.9%)
Dreyfus Treasury Prime Cash Management Fund, Cl I, 0.001%(2)
(Cost $9,237)	9,237,349	9,237

Total Investments (100.1%)
(Cost $174,121)†		$316,708

Percentages are based on Net Assets (in thousands) of $316,483.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of July 31, 2015.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

†	As of July 31, 2015, the tax basis cost of the Fund’s investments was $174,121 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $144,041 and $(1,454), respectively.

As of July 31, 2015, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-001-2400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015